Fair Value Measurements (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	March 31, 2024	December 31, 2023
Liabilities:
Warrant liability – Public Warrants	1	$875	$375
Warrant liability – Private Placement Warrants	3	560	210
Total warrant liability		$1,435	$585

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liability – Public Warrants	1	$375	$1,250
Warrant liability – Private Placement Warrants	3	210	840
Total warrant liability		$585	$2,090

Schedule of Derivative Liabilities at Fair Value
The following tables summarizes the changes in the fair value of the warrant liabilities (in thousands):

	Three Months Ended March 31, 2024
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$375	$210	$585
Change in valuation inputs or other assumptions	500	350	850
Fair value, end of period	$875	$560	$1,435

	Three Months Ended March 31, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	(375)	(350)	(725)
Fair value, end of period	$875	$490	$1,365

The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Year Ended December 31, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	(875)	(630)	(1,505)
Fair value, end of period	$375	$210	$585

	Year Ended December 31, 2022
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$16,750	$10,710	$27,460
Change in valuation inputs or other assumptions	(15,500)	(9,870)	(25,370)
Fair value, end of period	$1,250	$840	$2,090

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	March 31, 2024	December 31, 2023
Exercise price	$11.50	$11.50
Stock price	$1.33	$0.72
Volatility	83.0%	87.5%
Term (years)	2.21	2.46
Risk-free interest rate	4.55%	4.13%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$0.72	$1.01
Volatility	87.5%	82.3%
Term (years)	2.46	3.46
Risk-free interest rate	4.13%	4.17%